Product Warranties and Recalls and Other Safety Measures	12 Months Ended
Mar. 31, 2014
Product Warranties and Recalls and Other Safety Measures

13. Product warranties and recalls and other safety measures:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. In addition to product warranties, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues for costs of recalls and other safety measures at the time of vehicle sale based on the amount estimated from historical experience.

Liabilities for product warranties and liabilities for recalls and other safety measures have been combined into a single table showing an aggregate liability for quality assurances due to the fact that both are liabilities for costs to repair or replace defects of vehicles and the amounts incurred for recalls and other safety measures may affect the amounts incurred for product warranties and vice versa.

Liabilities for quality assurances are included in “Accrued expenses” in the consolidated balance sheets.

The net changes in liabilities for quality assurances above for the years ended March 31, 2012, 2013 and 2014 consist of the following:

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Liabilities for quality assurances at beginning of year	764,369	839,834	1,003,023
Payments made during year	(348,214)	(344,279)	(383,572)
Provision for quality assurances	436,891	491,542	524,442
Changes relating to pre-existing quality assurances	(7,827)	(8,383)	(7,248)
Other	(5,385)	24,309	17,376

Liabilities for quality assurances at end of year	839,834	1,003,023	1,154,021

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

The table below shows the net changes in liabilities for recalls and other safety measures which are comprised in liabilities for quality assurances above for the years ended March 31, 2012, 2013 and 2014.

	Yen in millions
	For the years ended March 31,
	2012	2013	2014
Liabilities for recalls and other safety measures at beginning of year	389,499	468,697	566,406
Payments made during year	(159,344)	(180,925)	(207,652)
Provision for recalls and other safety measures	237,907	270,883	315,574
Other	635	7,751	6,147

Liabilities for recalls and other safety measures at end of year	468,697	566,406	680,475